UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8852

John Hancock Institutional Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

# John Hancock
# Independence Diversified Core Equity Fund II

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 99.76%		$5,474,973

(Cost $4,401,890)

Aerospace & Defense 2.77%		151,860

Boeing Co. (The)	1,240	114,750
Raytheon Co.	600	37,110

Agricultural Products 1.53%		84,136

Archer-Daniels-Midland Co.	1,060	38,530
Corn Products International, Inc.	250	9,833
Monsanto Co.	360	35,773

Air Freight & Logistics 1.29%		70,733

United Parcel Service, Inc. (Class B)	960	70,733

Apparel Retail 0.89%		48,756

Gap, Inc. (The)	2,390	48,756

Application Software 0.71%		38,987

Compuware Corp. (I)	4,720	38,987

Asset Management & Custody Banks 0.43%		23,476

Ameriprise Financial, Inc.	400	23,476

Broadcasting & Cable TV 1.78%		97,450

DIRECTV Group, Inc. (The) (I)	1,340	33,326
Liberty Global, Inc. (Class A) (I)	670	27,215
Liberty Media Corp.–Capital (Series A) (I)	310	36,909

Building Products 0.31%		16,887

Trane, Inc.	460	16,887

Communications Equipment 2.18%		119,432

CommScope, Inc. (I)	560	22,680
Nokia Corp. ADR (Finland) (F)	2,460	96,752

Computer Hardware 5.47%		300,083

Apple, Inc. (I)	330	60,133
Hewlett-Packard Co.	1,590	81,344
International Business Machines Corp.	1,360	143,045
NCR Corp. (I)	650	15,561

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2007 (unaudited)

Computer Storage & Peripherals 1.70%		93,173

Emulex Corp. (I)	1,100	18,425
Network Appliance, Inc. (I)	620	15,320
Seagate Technology (Great Britain) (F)	1,650	42,554
Teradata Corp. (I)	650	16,874

Construction & Farm Machinery & Heavy Trucks 3.01%		165,413

AGCO Corp. (I)	1,200	82,728
Caterpiller, Inc.	1,150	82,685

Construction & Engineering 1.07%		58,895

Jacobs Engineering Group, Inc. (I)	280	23,455
KBR, Inc. (I)	890	35,440

Consumer Finance 1.70%		93,570

American Express Co.	770	45,415
MasterCard, Inc. (Class A)	240	48,155

Department Stores 0.80%		43,800

Kohl's Corp. (I)	280	13,798
Penney (J.C.) Co., Inc.	680	30,002

Diversified Banks 0.91%		49,911

Wachovia Corp.	580	24,940
Wells Fargo & Co.	770	24,971

Diversified Chemicals 1.63%		89,755

Dow Chemical Co. (The)	1,600	67,104
PPG Industries, Inc.	330	22,651

Diversified Financial Services 6.13%		336,177

Bank of America Corp.	1,420	65,505
Citigroup, Inc.	3,580	119,214
JPMorgan Chase & Co.	3,320	151,458

Diversified Metals & Mining 1.14%		62,326

Freeport-McMoRan Copper & Gold, Inc. (Class B)	630	62,326
Electric Utilities 1.11%		61,035

Edison International	290	16,234
Pinnacle West Capital Corp.	320	13,715
PPL Corp.	610	31,086

Electrical Components & Equipment 0.60%		32,727

General Cable Corp. (I)	440	32,727

Food Retail 0.43%		23,664

Safeway, Inc.	680	23,664

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2007 (unaudited)

Footwear 0.43%		23,634

NIKE, Inc. (Class B)	360	23,634

General Merchandise Stores 0.45%		24,831

Big Lots, Inc. (I)	1,330	24,831

Health Care Distributors 2.67%		146,637

AmerisourceBergen Corp.	1,320	59,888
McKesson Corp.	1,300	86,749

Health Care Equipment 0.88%		48,348

Baxter International, Inc.	230	13,770
Medtronic, Inc.	680	34,578

Health Care Technology 0.22%		12,031

Hlth Corporation (I)	860	12,031

Hotels, Resorts & Cruise Lines 0.89%		48,672

Royal Caribbean Cruises Ltd. (Liberia) (F)	1,200	48,672

Household Products 0.74%		40,700

Procter & Gamble Co. (The)	550	40,700

Housewares & Specialties 0.83%		45,843

Jarden Corp. (I)	520	13,707
Newell Rubbermaid, Inc.	1,200	32,136

Human Resource & Employment Services 0.25%		13,480

Robert Half International, Inc.	500	13,480

Hypermarkets & Super Centers 0.51%		28,261

Wal-Mart Stores, Inc.	590	28,261

Industrial Conglomerates 3.18%		174,704

General Electric Co.	4,220	161,584
Textron, Inc.	190	13,120

Integrated Oil & Gas 7.70%		422,769

Exxon Mobil Corp.	3,110	277,288
Occidental Petroleum Corp.	1,700	118,609
Royal Dutch Shell Plc ADR (Great Britain) (F)	330	26,872

Integrated Telecommunication Services 3.23%		177,396

AT&T, Inc.	2,200	84,062
Verizon Communications, Inc.	2,160	93,334

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2007 (unaudited)

Investment Banking & Brokerage 1.35%		74,006

Goldman Sachs Group, Inc. (The)	230	52,127
Schwab (Charles) Corp. (The)	900	21,879

IT Consulting & Other Services 0.60%		33,178

Accenture Ltd. (Class A) (Bermuda) (F)	960	33,178

Life & Health Insurance 0.30%		16,398

MetLife, Inc.	250	16,398

Managed Health Care 4.83%		264,843

Aetna, Inc.	970	54,204
CIGNA Corp.	1,330	71,301
Humana, Inc. (I)	1,310	100,909
WellCare Health Plans, Inc. (I)	360	14,008
WellPoint, Inc. (I)	290	24,421

Mortgage REITs 0.16%		8,605

Annaly Capital Management, Inc.	500	8,605

Movies & Entertainment 1.91%		104,718

News Corp. (Class A)	4,970	104,718

Multi-Line Insurance 1.65%		90,554

Hartford Financial Services Group, Inc. (The)	950	90,554

Multi-Utilities 2.81%		154,227

Constellation Energy Group	750	75,158
Mirant Corp. (I)	610	23,540
Public Service Enterprise Group, Inc.	580	55,529

Oil & Gas Drilling 0.85%		46,572

Diamond Offshore Drilling, Inc.	400	46,572

Oil & Gas Equipment & Services 1.83%		100,354

Dresser-Rand Group, Inc. (I)	320	11,392
Halliburton Co.	2,430	88,962

Oil & Gas Exploration & Production 1.00%		54,655

Devon Energy Corp.	660	54,655

Oil & Gas Refining & Marketing 0.96%		52,636

Holly Corp.	200	9,690
Valero Energy Corp.	660	42,946

Packaged Foods & Meats 0.38%		20,874

Tyson Foods, Inc. (Class A)	1,400	20,874

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2007 (unaudited)

Personal Products 0.29%		15,831

NBTY, Inc. (I)	530	15,831

Pharmaceuticals 4.89%		268,394

Bristol-Myers Squibb Co.	2,040	60,445
Endo Pharmaceuticals Holdings, Inc. (I)	830	22,750
Merck & Co., Inc.	600	35,616
Pfizer, Inc.	1,540	36,590
Schering-Plough Corp.	3,610	112,993

Property & Casualty Insurance 1.10%		60,374

ACE Ltd. (Cayman Islands) (F)	480	28,718
Axis Capital Holdings Ltd. (Bermuda) (F)	830	31,656

Railroads 0.56%		30,902

Burlington Northern Santa Fe Corp.	370	30,902

Reinsurance 0.55%		30,430

Everest Re Group Ltd. (Bermuda) (F)	290	30,430

Retail REITs 0.18%		9,845

Simon Property Group, Inc.	100	9,845

Semiconductor Equipment 0.93%		50,841

Applied Materials, Inc.	2,700	50,841

Semiconductors 0.76%		41,728

Intel Corp.	1,600	41,728

Soft Drinks 1.31%		71,777

PepsiCo, Inc.	930	71,777
Specialized Finance 1.65%		90,415

iShares Russell 1000 Index Fund	770	62,231
Nasdaq Stock Market, Inc. (I)	650	28,184

Specialized REITs 0.40%		22,258

Plum Creek Timber Co., Inc.	480	22,258

Specialty Stores 0.25%		13,842

Barnes & Noble, Inc.	360	13,842

Steel 0.45%		24,763

Reliance Steel & Aluminum Co.	480	24,763

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2007 (unaudited)

Systems Software 3.65%			200,390

Check Point Software Technologies Ltd. (Israel) (F)(I)		1,880	42,902
Microsoft Corp.		3,670	123,312
Symantec Corp. (I)		1,920	34,176

Technology Distributors 0.60%			33,164

Arrow Electronics, Inc. (I)		430	15,914
Avnet, Inc. (I)		500	17,250

Thrifts & Mortgage Finance 0.39%			21,279

Fannie Mae		280	10,758
Freddie Mac		300	10,521

Tobacco 3.27%			179,365

Altria Group, Inc.		1,980	153,569
Loews Corp.–Carolina Group		290	25,796

Wireless Telecommunication Services 0.33%			18,203

NII Holdings, Inc. (I)		330	18,203

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.60%			$33,000

(Cost $33,000)

Joint Repurchase Agreement 0.60%			33,000

Joint Repurchase Agreement transaction with UBS AG dated 11-30-07 at 3.050% to be repurchased at $33,008 on 12-3-07, collateralized by $25,261 U.S. Treasury Inflation Indexed Note, 3.875%, due 1-15-09
(valued at $33,660, including interest)	3.050%	$33	33,000

Total investments (Cost $4,434,890) 100.36%			$5,507,973

Other assets and liabilities, net (0.36%)			($19,965)

Total net assets 100.00%			$5,488,008

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Independence Diversified Core Equity Fund II
Notes to Schedule of Investments
November 30, 2007 (unaudited)

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

The cost of investments owned on November 30, 2007, including short-term investments, was $4,434,890. Gross unrealized appreciation and depreciation of investments aggregated $1,206,009 and $132,926, respectively, resulting in net unrealized appreciation of $1,073,083.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes to Schedule of Investments - Page 2

# For more information

**Trustees**
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Independence Investments LLC
160 Federal Street
Boston, MA 02110

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
The Bank of New York
One Wall Street
New York, NY 10286

**Transfer agent**
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature<br>Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature<br>Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Independence Diversified Core Equity Fund II.

425Q3 11/07
1/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Institutional Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 18, 2008